Consolidated statement of profit or loss	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Consolidated statements of profit or loss
10.
The Group presents the consolidated statements of profit or loss by disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses by nature is presented below:
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2018	2019	2020	2020
		( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue	6	909,549	909,012	835,446	11,082
Other operating income**		9,544	15,468	9,863	131
Investment and other income	7	31,361	31,540	25,714	341

Total Income		950,454	956,020	871,023	11,554
(Decrease)/increase in inventories of finished goods and work-in-progress		(5,392)	1,614	(13,690)	(182)
Raw materials and other consumables used*		(604,738)	(614,583)	(549,936)	(7,294)
Employee costs		(27,537)	(30,230)	(26,920)	(357)
Other costs ** *		(33,404)	(42,530)	(46,185)	(613)
Depreciation and amortisation		(74,879)	(96,146)	(100,490)	(1,333)
Impairment (charge) / reversal		44,679	2,611	(148,022)	(1,963)
Finance and other costs	8	(135,473)	(59,026)	(54,557)	(724)

Profit / ( loss) before tax		113,710	117,730	(68,777)	(912)

Income tax expense	9	(66,426)	(41,501)	26,677	354

Profit / (lo ss) for the year		47,284	76,229	(42,100)	(558)

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

**
includes export incentive and duty drawback amounting to
₹
 4,171 million,
₹
 4,577 million and
₹
 4,327 million ($ 57 million) for financial year ended March 31, 2018, March 31, 2019 and March 31, 2020 respectively.

***	includes rent for the year ended March 31, 2020 representing expense on short term/ low value leases.